Employee Benefit Plans - Contributions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Post Retirement Benefit Plan, Future Employer Contribution in Next Fixcal Year		$ 80
Defined benefit pension plans contribution of Xerox shares - number of shares		15.4
Contribution of common stock to U.S. pension plan - amount		130
Post employment benefit plan contributions by employer		63	66	51
Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit pension plan contributions by employer		364
Defined benefit pension plan expected future benefit payments 2013		731
Defined benefit pension plan expected future benefit payments in 2014		696
Defined benefit pension plan expected future benefit payments in 2015		663
Defined benefit pension plan expected future benefit payments in 2016		644
Defined benefit pension plan expected future benefit payments in 2017		628
Defined benefit pension plan expected future benefit payments in 2018-2022 and thereafter		2,975
total defined benefit plans contributions, cash and stock		494
Defined Benefit Plans, Future Employer Contributions in Next Fiscal Year		195
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit pension plan contributions by employer		84
Other post retirement benefit plans expected future payments in 2013		80
Other post retirement benefit plans expected future payments in 2014		80
Other post retirement benefit plans expected future payments in 2015		79
Other post retirement benefit plans expected future payments in 2016		77
Other post retirement benefit plans expected future payments in 2017		75
Other post retirement benefit plans expected future payments in 2018-2022 and thereafter		339
Discount rate assumptions used to determine benefit obligations		3.60%	4.50%	4.90%
Discount rate assumptions used to determine net periodic benefit costs	3.60%	4.50%	4.90%	5.40%
Health care cost trend rate assumed for next year		0.075	0.085
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)		0.049	0.049
Year that the rate reaches the ultimate trend rate		2017	2017
Effect of 1% increase/decrease on total service and interest cost components		3,000,000	(3,000,000)
Effect of 1% increase/decrease on post-retirement benefit obligation		62,000,000	54,000,000
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension Fair Value, Level One, Other Assets		13	62
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit pension plan contributions by employer		201
Defined benefit pension plan expected future benefit payments 2013		483
Defined benefit pension plan expected future benefit payments in 2014		445
Defined benefit pension plan expected future benefit payments in 2015		402
Defined benefit pension plan expected future benefit payments in 2016		370
Defined benefit pension plan expected future benefit payments in 2017		348
Defined benefit pension plan expected future benefit payments in 2018-2022 and thereafter		1,425
Discount rate assumptions used to determine benefit obligations		3.70%	4.80%	5.10%
Rate of compensation increase assumptions used to determine benefit obligation		0.20%	3.50%	3.50%
Discount rate assumptions used to determine net periodic benefit costs	3.70%	4.80%	5.10%	5.70%
Expected return on plan assets assumptions used to determine net periodic benefit cost	7.80%	7.80%	8.30%	8.30%
Rate of compensation increase assumptions used to determine net periodic benefit cost	0.20%	3.50%	3.50%	3.50%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension Fair Value, Level One, Other Assets		5	8
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit pension plan contributions by employer		163
Defined benefit pension plan expected future benefit payments 2013		248
Defined benefit pension plan expected future benefit payments in 2014		251
Defined benefit pension plan expected future benefit payments in 2015		261
Defined benefit pension plan expected future benefit payments in 2016		274
Defined benefit pension plan expected future benefit payments in 2017		280
Defined benefit pension plan expected future benefit payments in 2018-2022 and thereafter		1,550
Discount rate assumptions used to determine benefit obligations		4.00%	4.60%	5.30%
Rate of compensation increase assumptions used to determine benefit obligation		2.60%	2.70%	2.70%
Discount rate assumptions used to determine net periodic benefit costs	4.00%	4.60%	5.30%	5.70%
Expected return on plan assets assumptions used to determine net periodic benefit cost	6.10%	6.20%	6.60%	6.60%
Rate of compensation increase assumptions used to determine net periodic benefit cost	2.60%	2.70%	2.70%	3.60%
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
total defined benefit plans contributions, cash and stock		163
Defined Benefit Plans, Future Employer Contributions in Next Fiscal Year		169
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
total defined benefit plans contributions, cash and stock		331
Defined Benefit Plans, Future Employer Contributions in Next Fiscal Year		$ 26